Shareholder Report, Average Annual Return (Details) 195791_Motley Fool Small-Cap Growth ETF_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	94 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
Motley Fool Small-Cap Growth ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Motley Fool Small-Cap Growth ETF (at NAV)
Average Annual Return, Percent	(0.28%)	(1.98%)	9.05%
Russell 3000 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return Index
Average Annual Return, Percent	20.10%	11.80%	15.83%
Russell 2000 Growth Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Total Return Index
Average Annual Return, Percent	23.25%	5.04%	10.50%